EQUITY - Fair Value of DSUs and RSUs (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Deferred Stock Unit
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		$ 42.58		$ 76.39
Share Price on Date of Remeasurement in US Dollars per Share	$ 31.46		$ 60.38
Restricted Stock
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		42.58		76.39
Weighted-average fair value of a unit		$ 36.48		$ 70.29